Provisions (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of other provisions [abstract]
Schedule of provisions for contingencies
(€ million)	Provisions for site restoration, abandonment and social projects	Environmental provisions	Provisions for litigations	Provisions for taxes other than income taxes	Loss adjustments and actuarial provisions for Eni's insurance companies	Provisions for losses on investments	Provisions for Everen (ex OIL) insurance cover	Other	Total
Carrying amount at December 31, 2021	9,621	2,206	452	211	295	195	93	520	13,593
New or increased provisions	381	1,923	552	54	115	37	4	320	3,386
Initial recognition and changes in estimates	(80)								(80)
Accretion discount	218	(18)						(1)	199
Reversal of utilized provisions	(567)	(364)	(24)	(8)	(95)			(160)	(1,218)
Reversal of unutilized provisions	(5)	(223)	(51)	(2)				(21)	(302)
Currency translation differences	303	3	16	10		3		9	344
Changes in scope of consolidation	(553)			(66)				1	(618)
Other changes	4	(24)	2	20	12	(46)		(5)	(37)
Carrying amount at December 31, 2022	9,322	3,503	947	219	327	189	97	663	15,267